Investments in associates and joint arrangements	12 Months Ended
Mar. 31, 2018
Investments in associates and joint arrangements
Investments in associates and joint arrangements

 12. Investments in associates and joint arrangements

The Group holds interests in an associate in Kenya, where we have significant influence, as well as in a number of joint arrangements in the UK, the Netherlands, India and Australia, where we share control with one or more third parties. For further details see “Critical accounting judgements” in note 1 “Basis of preparation” to the consolidated financial statements.

Accounting policies

Interests in joint arrangements

A joint arrangement is a contractual arrangement whereby the Group and other parties undertake an economic activity that is subject to joint control; that is, when the relevant activities that significantly affect the investee’s returns require the unanimous consent of the parties sharing control. Joint arrangements are either joint operations or joint ventures.

Gains or losses resulting from the contribution or sale of a subsidiary as part of the formation of a joint arrangement are recognised in respect of the Group’s entire equity holding in the subsidiary.

Joint operations

A joint operation is a joint arrangement whereby the parties that have joint control have the rights to the assets, and obligations for the liabilities, relating to the arrangement or that other facts and circumstances indicate that this is the case. The Group’s share of assets, liabilities, revenue, expenses and cash flows are combined with the equivalent items in the financial statements on a line-by-line basis.

Any goodwill arising on the acquisition of the Group’s interest in a jointly controlled entity is accounted for in accordance with the Group’s accounting policy for goodwill arising on the acquisition of a subsidiary.

Joint ventures

A joint venture is a joint arrangement whereby the parties that have joint control have the rights to the net assets of the arrangement.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint venture is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of joint ventures are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in joint ventures are carried in the consolidated statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of the net assets of the joint venture, less any impairment in the value of the investment. The Group’s share of post-tax profits or losses are recognised in the consolidated income statement. Losses of a joint venture in excess of the Group’s interest in that joint venture are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint arrangement.

Significant influence is the power to participate in the financial and operating policy decisions of the investee but where the Group does not have control or joint control over those policies.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the associate is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of associates are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in associates are carried in the consolidated statement of financial position at cost as adjusted for post- acquisition changes in the Group’s share of the net assets of the associate, less any impairment in the value of the investment. The Group’s share of post-tax profits or losses are recognised in the consolidated income statement. Losses of an associate in excess of the Group’s interest in that associate are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

Joint operations

The Company’s principal joint operation has share capital consisting solely of ordinary shares and is indirectly held, and principally operates in the UK. The financial and operating activities of the operation are jointly controlled by the participating shareholders and are primarily designed for all but an insignificant amount of the output to be consumed by the shareholders.

		Country of
		incorporation or	Percentage[1]
Name of joint operation	Principal activity	registration	shareholdings
Cornerstone Telecommunications Infrastructure Limited	Network infrastructure	UK	50.0

Note:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2018 rounded to the nearest tenth of one percent.

Joint ventures and associates

	2018	2017
	€m	€m
Investment in joint ventures	2,097	2,689
Investment in associates	441	449
31 March	2,538	3,138

Joint ventures

The financial and operating activities of the Group’s joint ventures are jointly controlled by the participating shareholders. The participating shareholders have rights to the net assets of the joint ventures through their equity shareholdings. Unless otherwise stated, the Company’s principal joint ventures all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all joint ventures is also their principal place of operation.

		Country of
		incorporation or	Percentage[1]
Name of joint venture	Principal activity	registration	shareholdings
VodafoneZiggo Group Holding B.V.[3]	Network operator	Netherlands	50.0
Indus Towers Limited[2]	Network infrastructure	India	42.0
Vodafone Hutchison Australia Pty Limited[3]	Network operator	Australia	50.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2018 rounded to the nearest tenth of one percent.
2	42% of Indus Towers Limited is held by Vodafone India Limited (‘VIL’).
3	Vodafone Hutchison Australia Pty Limited and VodafoneZiggo Group Holding B.V. have a year end of 31 December.

The following table provides aggregated financial information for the Group’s joint ventures as it relates to the amounts recognised in the income statement, statement of comprehensive income and statement of financial position.

				(Loss)/profit from			Other comprehensive			Total comprehensive
	Investment in joint ventures			continuing operations			income			(expense)/income
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
VodafoneZiggo Group Holding B.V.	2,119	2,736	—	(398)	(160)	—	1	2	—	(397)	(158)	—
Indus Towers Limited	893	1,032	982	135	98	101	—	—	—	135	98	101
Vodafone Hutchison Australia Pty Limited	(979)	(1,156)	(1,032)	32	(59)	(153)	—	—	(1)	32	(59)	(154)
Other	64	77	79	(15)	(14)	(39)	—	—	—	(15)	(14)	(39)
Total	2,097	2,689	29	(246)	(135)	(91)	1	2	(1)	(245)	(133)	(92)

The summarised financial information for each of the Group’s material equity accounted joint ventures on a 100% ownership basis is set out below.

	VodafoneZiggo Group						Vodafone Hutchison
	Holding B.V.			Indus Towers Limited			Australia Pty Limited
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	€m	€m	€m	€m	€m	€m	€m	€m	€m
Income statement and statement of comprehensive income
Revenue	3,972	1,014	—	2,477	2,379	2,277	2,518	2,287	2,354
Depreciation and amortisation	(2,232)	(764)	—	(303)	(407)	(489)	(483)	(473)	(517)
Interest income	6	23	—	16	22	10	3	3	2
Interest expense	(543)	(117)	—	(74)	(91)	(86)	(230)	(240)	(268)
Income tax income/(expense)	287	105	—	(316)	(267)	(186)	1	—	—
(Loss)/profit from continuing operations	(795)	(320)	—	322	234	240	64	(117)	(306)
Other comprehensive income/(expense)	3	3	—	—	—	—	—	—	(2)
Total comprehensive (expense)/income	(792)	(317)	—	322	234	240	64	(117)	(308)
Statement of financial position
Non-current assets	18,721	20,303		1,598	1,995		3,241	2,317
Current assets	773	721		520	326		194	892
Non-current liabilities	(13,303)	(14,015)		(476)	(545)		(4,478)	(1,460)
Current liabilities	(1,953)	(1,538)		(814)	(825)		(1,125)	(4,301)
Equity shareholders’ funds	(4,238)	(5,471)		(828)	(951)		2,168	2,552
Cash and cash equivalents within current assets	355	273		15	29		104	68
Non-current liabilities excluding trade and other payables and provisions	(12,510)	(13,668)		(136)	(188)		(4,453)	(1,435)
Current liabilities excluding trade and other payables and provisions	(1)	—		(396)	(375)		(464)	(3,563)

The Group received a dividend from Indus Towers Limited of €138 million in the year to 31 March 2018 (2017: €126 million; 2016: €nil) and a dividend of €220 million from VodafoneZiggo Group Holding B.V. (2017: €76 million; 2016: €nil).

Reconciliation of summarised financial information

The reconciliation of summarised financial information presented to the carrying amount of our interest in joint ventures is set out below:

	VodafoneZiggo Group Holding B.V.		Indus Towers Limited		Vodafone Hutchison Australia Pty Limited
	2018	2017	2018	2017	2018	2017
	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds	4,238	5,471	828	951	(2,168)	(2,552)
Interest in joint ventures (50%/42%/50%)	2,119	2,736	348	399	(1,084)	(1,276)
Goodwill	—	—	545	633	105	120
Carrying value	2,119	2,736	893	1,032	(979)	(1,156)

Associates

Unless otherwise stated, the Company’s principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all associates is also their principal place of operation.

		Country of
		incorporation or	Percentage[1]
Name of associate	Principal activity	registration	shareholdings
Safaricom Limited[2,3]	Network operator	Kenya	40.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc at 31 March 2018 rounded to the nearest tenth of one percent.
2	The Group also holds two non-voting shares.
3	At 31 March 2018 the fair value of Safaricom Limited was KES 496 billion (€3,996 million) based on the closing quoted share price on the Nairobi Stock Exchange.

The following table provides aggregated financial information for the Group’s associates as it relates to the amounts recognised in the income statement, statement of comprehensive income and consolidated statement of financial position.

				Profit from			Other comprehensive			Total comprehensive
	Investment in associates			continuing operations			expense			income

	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Total	441	449	450	187	182	151	—	—	—	187	182	151

Vodacom and Safaricom

On 15 May 2017, the Group announced that its wholly-owned subsidiary, Vodafone International Holdings B.V. ('VIHBV'), had agreed to transfer part of its indirect shareholding in Safaricom Limited ('Safaricom') to Vodacom Group Limited ('Vodacom'), its sub-Saharan African subsidiary. On 18 July 2017, Vodacom shareholders voted in favour of the transaction. The transaction completed on 7 August 2017, with the Group being issued with 233.5 million new shares in Vodacom, increasing Vodafone Group's shareholding in Vodacom from 65.0% to 69.7%. Vodafone retains an indirect stake of 5% in Safaricom.

On 5 September 2017, the Group announced that VIHBV intended to sell approximately 90 million ordinary shares in Vodacom (the 'Placing Shares') to institutional investors by way of an accelerated bookbuild process (the 'Placing'). The Placing Shares represented 5.2% of Vodacom's ordinary share capital. The objective of the Placing was to ensure that Vodacom meets the free float requirement and to restore Vodafone's shareholding in Vodacom to a percentage that is broadly similar to that which it held prior to implementation of the Safaricom Transaction.

It was further announced on 6 September 2017 that VIHBV had sold an aggregate of 90 million ordinary shares in Vodacom raising gross proceeds of approximately €955 million. Following the completion of the Placing, Vodafone Group indirectly owns 64.5% of Vodacom's ordinary share capital. Vodafone remains committed to Vodacom and intends to retain a controlling majority shareholding in Vodacom for the long-term.